John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.2%				$31,956,966
(Cost $33,220,186)
U.S. Government 40.8%				29,473,481
U.S. Treasury
Note	0.125	02-15-24	3,055,000	2,910,604
Note	0.250	05-15-24	2,305,000	2,182,727
Note	0.375	11-30-25	2,260,000	2,044,594
Note	0.500	03-31-25	300,000	278,051
Note	0.500	05-31-27	3,675,000	3,216,343
Note	0.500	10-31-27	715,000	619,006
Note	0.750	01-31-28	600,000	522,914
Note	0.875	11-15-30	1,290,000	1,078,309
Note	1.500	09-30-24	2,315,000	2,224,389
Note	1.625	02-15-26	1,200,000	1,127,109
Note	1.625	09-30-26	2,265,000	2,112,820
Note	1.750	11-15-29	1,130,000	1,025,784
Note	1.875	02-15-32	1,445,000	1,291,920
Note	2.000	02-15-25	1,985,000	1,916,145
Note	2.250	11-15-24	3,320,000	3,234,797
Note	2.250	02-15-27	1,350,000	1,285,506
Note	2.750	11-15-23	700,000	694,012
Note	2.875	08-15-28	1,755,000	1,708,451
U.S. Government Agency 3.4%				2,483,485
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	03-01-32	354,113	344,204
15 Yr Pass Thru	3.500	03-01-30	149,764	147,812
15 Yr Pass Thru	4.000	05-01-33	97,976	98,195
30 Yr Pass Thru	3.500	03-01-48	205,771	198,535
Federal National Mortgage Association
30 Yr Pass Thru	3.000	05-01-48	188,149	177,237
30 Yr Pass Thru	3.500	02-01-45	97,780	95,228
30 Yr Pass Thru	3.500	09-01-46	229,639	222,640
30 Yr Pass Thru	3.500	07-01-47	126,693	122,357
30 Yr Pass Thru	4.000	07-01-44	80,344	80,442
30 Yr Pass Thru	4.000	10-01-47	174,462	173,561
30 Yr Pass Thru	4.000	07-01-56	75,541	74,419
30 Yr Pass Thru	4.000	07-01-56	66,648	66,220
30 Yr Pass Thru	4.000	06-01-57	222,424	220,858
30 Yr Pass Thru	4.500	01-01-46	137,847	140,591
30 Yr Pass Thru	4.500	03-01-47	83,110	84,557
30 Yr Pass Thru	4.500	08-01-56	70,276	71,214

30 Yr Pass Thru	5.000	11-01-39	159,321	165,415
Corporate bonds 39.4%				$28,429,004
(Cost $31,038,846)
Communication services 2.9%				2,058,885
Diversified telecommunication services 1.7%
AT&T, Inc.	4.300	02-15-30	595,000	570,717
Verizon Communications, Inc.	1.500	09-18-30	367,000	292,283
Verizon Communications, Inc.	4.329	09-21-28	385,000	379,946
Entertainment 0.4%
The Walt Disney Company	2.000	09-01-29	315,000	272,109
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	287,099
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp.	3.400	04-01-30	275,000	$256,731
Consumer discretionary 1.3%				935,689
Automobiles 0.9%
American Honda Finance Corp.	0.650	09-08-23	270,000	261,747
American Honda Finance Corp.	1.200	07-08-25	395,000	365,859
Specialty retail 0.4%
The Home Depot, Inc.	2.950	06-15-29	330,000	308,083
Consumer staples 2.0%				1,474,988
Beverages 1.2%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	319,442
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	325,000	331,667
Keurig Dr. Pepper, Inc.	2.250	03-15-31	312,000	256,585
Food products 0.5%
General Mills, Inc.	4.200	04-17-28	373,000	370,966
Household products 0.3%
The Clorox Company	3.900	05-15-28	200,000	196,328
Energy 4.2%				3,055,987
Energy equipment and services 0.3%
Schlumberger Investment SA	3.650	12-01-23	250,000	249,815
Oil, gas and consumable fuels 3.9%
Enbridge, Inc.	2.500	08-01-33	265,000	214,322
Enbridge, Inc.	4.250	12-01-26	285,000	280,532
Equinor ASA	3.125	04-06-30	570,000	527,258
Phillips 66	3.850	04-09-25	470,000	466,085
Shell International Finance BV	2.375	11-07-29	595,000	524,641
The Williams Companies, Inc.	3.500	11-15-30	430,000	386,810
TotalEnergies Capital International SA	3.455	02-19-29	425,000	406,524
Financials 15.5%				11,167,725
Banks 10.4%
African Development Bank	0.750	04-03-23	300,000	295,276
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%)	0.976	04-22-25	325,000	306,426
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	565,000	444,998
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	185,252
Bank of Montreal	1.500	01-10-25	480,000	451,669
BNP Paribas SA	3.250	03-03-23	430,000	429,567
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%)	2.572	06-03-31	150,000	125,328
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	174,298
Citigroup, Inc.	3.200	10-21-26	350,000	334,320
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	296,314
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25	330,000	311,945
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%)	3.702	05-06-30	180,000	165,512
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	400,000	385,342
KeyCorp	2.550	10-01-29	520,000	444,823
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	295,896
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	277,552
Royal Bank of Canada	2.050	01-21-27	505,000	459,114
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	267,627
The Bank of Nova Scotia	1.450	01-10-25	485,000	455,450
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	$423,357
The Toronto-Dominion Bank	0.750	09-11-25	413,000	373,060
The Toronto-Dominion Bank	4.108	06-08-27	220,000	217,642
Westpac Banking Corp.	1.150	06-03-26	415,000	372,421
Capital markets 3.3%
Intercontinental Exchange, Inc.	4.600	03-15-33	265,000	262,522
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%)	1.593	05-04-27	435,000	387,729
Morgan Stanley	4.000	07-23-25	200,000	198,763
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	565,000	545,689
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	480,000	482,133
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	276,763
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	275,000	257,333
Consumer finance 0.5%
American Express Company	3.950	08-01-25	370,000	366,628
Insurance 1.3%
Aon Corp.	2.800	05-15-30	448,000	391,076
Lincoln National Corp.	3.050	01-15-30	205,000	181,218
Marsh & McLennan Companies, Inc.	3.875	03-15-24	325,000	324,682
Health care 3.4%				2,435,516
Biotechnology 1.2%
AbbVie, Inc.	3.600	05-14-25	210,000	206,150
AbbVie, Inc.	4.250	11-14-28	222,000	218,061
Amgen, Inc.	2.200	02-21-27	465,000	427,333
Health care providers and services 1.6%
CVS Health Corp.	3.875	07-20-25	265,000	263,141
CVS Health Corp.	4.300	03-25-28	340,000	336,118
Seattle Children’s Hospital	1.208	10-01-27	325,000	277,657
UnitedHealth Group, Inc.	4.200	05-15-32	300,000	296,656
Pharmaceuticals 0.6%
Merck & Company, Inc.	3.400	03-07-29	285,000	273,542
Zoetis, Inc.	3.250	02-01-23	137,000	136,858
Industrials 1.6%				1,166,799
Building products 0.4%
Carrier Global Corp.	2.700	02-15-31	335,000	284,436
Commercial services and supplies 0.3%
Waste Management, Inc.	2.400	05-15-23	225,000	222,886
Machinery 0.9%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	389,697
John Deere Capital Corp.	2.250	09-14-26	285,000	269,780
Information technology 1.2%				856,759
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	2.450	11-15-29	310,000	272,090
Intel Corp.	3.750	08-05-27	220,000	216,062
Software 0.5%
Salesforce, Inc.	1.950	07-15-31	438,000	368,607
Materials 1.1%				757,910
Chemicals 0.8%
Eastman Chemical Company	4.500	12-01-28	165,000	161,072
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	2.125	02-01-32	443,000	$373,412
Containers and packaging 0.3%
WRKCo, Inc.	3.750	03-15-25	115,000	113,012
WRKCo, Inc.	4.650	03-15-26	110,000	110,414
Real estate 3.3%				2,395,758
Equity real estate investment trusts 3.3%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	303,246
American Tower Corp.	3.375	10-15-26	430,000	405,583
Boston Properties LP	3.800	02-01-24	350,000	347,489
Equinix, Inc.	3.200	11-18-29	326,000	291,945
Healthpeak Properties, Inc.	3.000	01-15-30	240,000	212,552
Prologis LP	1.250	10-15-30	395,000	315,531
Simon Property Group LP	1.375	01-15-27	301,000	265,882
Welltower, Inc.	2.750	01-15-32	306,000	253,530
Utilities 2.9%				2,122,988
Electric utilities 2.9%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	417,599
DTE Electric Company	2.250	03-01-30	350,000	304,027
Eversource Energy	1.650	08-15-30	355,000	283,642
Florida Power & Light Company	2.850	04-01-25	120,000	117,437
MidAmerican Energy Company	3.100	05-01-27	275,000	264,787
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	198,910

NSTAR Electric Company	3.200	05-15-27	125,000	120,549

Xcel Energy, Inc.	4.000	06-15-28	425,000	416,037
Municipal bonds 4.5%				$3,284,527
(Cost $3,514,206)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	137,503
California Health Facilities Financing Authority	1.829	06-01-29	250,000	215,433
California State University	1.740	11-01-30	210,000	173,134
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	247,635
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	159,419
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	293,505
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	282,234
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	242,528
New York City Housing Development Corp.	2.416	05-01-24	325,000	316,941
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	335,973
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	263,522
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	250,323

University of North Texas System	3.357	04-15-27	375,000	366,377
Collateralized mortgage obligations 3.0%				$2,181,952
(Cost $2,316,259)
U.S. Government Agency 3.0%				2,181,952
Federal Home Loan Mortgage Corp.
Series 3803, Class PC	3.250	01-15-41	139,041	138,074
Series 4656, Class EA	4.000	09-15-42	57,337	56,839
Series K028, Class A2	3.111	02-25-23	318,310	317,214
Series K036, Class A2 (A)	3.527	10-25-23	237,000	235,749
Series K724, Class A2 (A)	3.062	11-25-23	281,291	278,541
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	125,526	117,803
Series 2012-68, Class GU	1.750	05-25-31	186,544	182,230
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-130, Class GD	3.500	09-25-33	66,970	$66,261
Series 2013-135, Class KM	2.500	03-25-28	46,420	46,026
Series 2013-31, Class NG	2.250	04-25-33	280,559	264,311
Series 2013-34, Class PA	2.000	08-25-42	267,197	251,654
Series 2016-36, Class BC	2.500	03-25-43	98,322	96,386

Series 2017-M13, Class A2 (A)	3.028	09-25-27	135,164	130,864
Asset backed securities 8.0%				$5,776,005
(Cost $6,013,181)
Asset backed securities 8.0%				5,776,005
American Express Credit Account Master Trust
Series 2021-1, Class A	0.900	11-15-26	279,000	262,010
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	358,087	350,062
Series 2021-1, Class A4	0.530	10-15-26	257,000	239,959
Series 2021-2, Class A4	0.810	12-15-26	213,000	199,394
Series 2022-2, Class A3	3.490	02-16-27	174,000	172,856
Chase Issuance Trust
Series 2020-A1, Class A1	1.530	01-15-25	367,000	364,398
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	229,000	216,903
Series 2021-C, Class A3	0.810	12-15-26	282,000	266,314
Series 2022-A, Class A3	2.830	07-15-27	124,000	120,939
Series 2022-B, Class A3	3.890	08-16-27	216,000	214,373
Ford Credit Auto Owner Trust
Series 2019-C, Class A3	1.870	03-15-24	34,179	34,086
Series 2020-A, Class A4	1.350	07-15-25	358,000	347,593
Series 2021-A, Class A3	0.300	08-15-25	141,600	137,779
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4	1.740	08-18-25	314,000	306,133
Series 2020-3, Class A3	0.450	04-16-25	132,388	129,909
Series 2021-2, Class A3	0.510	04-16-26	134,000	129,381
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	65,039	64,746
Series 2021-1, Class A3	0.270	04-21-25	82,364	80,332
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	181,000	171,937
Series 2022-A, Class A3	2.320	09-16-26	214,000	207,470
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	202,847	189,576
Series 2016-20B, Class 1	2.270	02-01-36	180,473	168,185
Series 2016-20F, Class 1	2.180	06-01-36	144,438	133,709
Series 2016-20J, Class 1	2.210	10-01-36	62,857	58,368
Series 2017-20H, Class 1	2.750	08-01-37	117,964	111,204
Series 2020-20H, Class 1	0.900	08-01-40	150,302	125,734
Series 2020-20I, Class 1	1.050	09-01-40	166,505	142,647
Series 2022-20E, Class 1	3.820	05-01-42	304,000	305,667
Series 2022-20G, Class 1	3.810	07-01-42	138,000	136,753
Verizon Master Trust
Series 2021-1, Class A	0.500	05-20-27	193,000	182,016
Series 2022-2, Class A	1.530	07-20-28	218,000	205,572

6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.4%			$1,000,402
(Cost $1,000,402)
Short-term funds 1.4%			1,000,402
JPMorgan U.S. Government Money Market Fund, Institutional Class	1.9994(B)	1,000,402	1,000,402

Total investments (Cost $77,103,080) 100.5%	$72,628,856
Other assets and liabilities, net (0.5%)	(396,755)
Total net assets 100.0%	$72,232,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$31,956,966	—	$31,956,966	—
Corporate bonds	28,429,004	—	28,429,004	—
Municipal bonds	3,284,527	—	3,284,527	—
Collateralized mortgage obligations	2,181,952	—	2,181,952	—
Asset backed securities	5,776,005	—	5,776,005	—
Short-term investments	1,000,402	$1,000,402	—	—
Total investments in securities	$72,628,856	$1,000,402	$71,628,454	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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